Derivative Instruments and Hedging Activities - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended						1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Jul. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2008 Euribor Future	Dec. 31, 2008 LIBOR	Dec. 31, 2011 Australian Dollar Interest Swap AUD	Dec. 31, 2012 Australian Dollar Interest Swap AUD
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Interest rate agreement period	3 years	3 years	2 years	3 years							3 years
Swap agreement, euros in exchange for U.S. dollars at a rate				1.2038
Weighted average interest rate paid	5.00%	5.00%	1.032%		5.00%			4.60%	3.90%		4.14%
Weighted average interest rate received	2.80%	2.80%			2.80%			2.80%		2.50%
Notional amount	$ 350		$ 350	$ 25	$ 350	$ 325	$ 24
payment to settle the cross-currency and interest rate swap					4
Notional Amount of Derivative Instruments Not Designated as Hedging Instruments - Australian dollar interest swap		6									6	6
Interest rate swap, maturity date	Dec. 05, 2014	Dec. 05, 2014	Jan. 02, 2013								Dec. 05, 2014
losses reclassify to earnings over the next twelve months						$ 1